Schedule I - Condensed Financial Information of the Registrant - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		8 Months Ended	12 Months Ended
	Feb. 10, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Recapitalization tax benefit distribution			$ 0	$ 108,320	$ 0
IPO | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Stock sold to the public (in usd per share)	$ 27.00
Stock issued in the IPO (in shares)	69.0
Proceeds raised in the IPO	$ 1,765,700
Over-Allotment Option | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Stock issued in the IPO (in shares)	9.0
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Professional fees related to IPO			2,600
Cash settlement related to stock option modification			19,700
Payments related to recapitalization investment portfolio liability				1,300
Recapitalization tax benefit distribution				8,600
Parent Company
Condensed Financial Statements, Captions [Line Items]
Recapitalization tax benefit distribution		$ 0	$ 0	$ 99,745
Parent Company | IPO | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Stock sold to the public (in usd per share)	$ 27.00
Stock issued in the IPO (in shares)	69.0
Proceeds raised in the IPO	$ 1,765,700
Parent Company | Over-Allotment Option | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Stock issued in the IPO (in shares)	9.0